Convertible notes payable (Tables)	12 Months Ended
Dec. 31, 2020
Convertible notes payable
Schedule of Convertible notes payable
	December 31,	December 31,
	2020	2019
Convertible notes payable	222,000	150,000
Total convertible notes payable	222,000	150,000
Less: unamortized debt discount	(21,825)	(26,250)
Total	$200,175	$123,750